Combined Carve-out Statement of Financial Position - Vasta Platform (Successor) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 43,287	R$ 102,231
Trade receivables	388,847
Inventories	222,236
Taxes recoverable	13,427
Income tax and social contribution recoverable	36,859
Prepayments	22,644
Other receivables	1,735
Related parties – other receivables	38,141
Total current assets	767,176
Non-current assets
Judicial deposits and escrow accounts	172,932
Deferred income tax and social contribution	57,340
Property, plant and equipment	184,961	58,306
Intangible assets and goodwill	4,985,385	5,086,937
Total non-current assets	5,400,618
Total Assets	6,167,794	6,139,691
Current liabilities
Bonds and financing	440,947
Lease liabilities	7,101
Suppliers	223,658
Suppliers - related parties	207,174
Taxes payable	867
Income tax and social contribution payable	18,784
Salaries and social contributions	61,748
Contract liabilities and deferred income	49,328
Accounts payable for business combination	1,772
Other liabilities	3,911
Other liabilities - related parties	49,244
Loans from related parties	29,192
Total current liabilities	1,093,726
Non-current liabilities
Bonds and financing	1,200,000
Lease liabilities	146,613
Accounts payable for business combination	9,169
Provision for risks of tax, civil and labor losses	609,007	554,565
Contract Liabilities and deferred income	9,196
Total non-current liabilities	1,973,985
Parent's Net Investment
Net investment	3,100,083
Total Liabilities and Shareholder's Equity / Parent Company's Net Investment	6,167,794
Vasta Platform (Successor)
Current assets
Cash and cash equivalents	43,287	102,231
Trade receivables	388,847	319,758
Inventories	222,236	262,182
Taxes recoverable	13,427	13,140
Income tax and social contribution recoverable	36,859	22,622
Prepayments	22,644	8,767
Other receivables	1,735	9,325
Related parties – other receivables	38,141
Total current assets	767,176	738,025
Non-current assets
Judicial deposits and escrow accounts	172,932	168,452
Deferred income tax and social contribution	57,340	87,971
Property, plant and equipment	184,961	58,306
Intangible assets and goodwill	4,985,385	5,086,937
Total non-current assets	5,400,618	5,401,666
Total Assets	6,167,794	6,139,691
Current liabilities
Bonds and financing	440,947	339,859
Lease liabilities	7,101
Suppliers	223,658	229,529
Suppliers - related parties	207,174	230,816
Taxes payable	867	1,065
Income tax and social contribution payable	18,784	7,792
Salaries and social contributions	61,748	85,558
Contract liabilities and deferred income	49,328	76,001
Accounts payable for business combination	1,772	646
Other liabilities	3,911	3,402
Other liabilities - related parties	49,244
Loans from related parties	29,192
Total current liabilities	1,093,726	974,668
Non-current liabilities
Bonds and financing	1,200,000	1,318,608
Lease liabilities	146,613
Accounts payable for business combination	9,169	10,062
Provision for risks of tax, civil and labor losses	609,007	554,565
Contract Liabilities and deferred income	9,196	13,287
Total non-current liabilities	1,973,985	1,896,522
Parent's Net Investment
Net investment	3,100,083	3,268,501
Total Liabilities and Shareholder's Equity / Parent Company's Net Investment	R$ 6,167,794	R$ 6,139,691